Exhibit 99.1

GM Financial Automobile Leasing Trust 2025-3

4.610% Exchange Note

Class A-1 4.35900% Asset Backed Notes

Class A-2A 4.19% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 4.17% Asset Backed Notes

Class A-4 4.20% Asset Backed Notes

Class B 4.41% Asset Backed Notes

Class C 4.60% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	08/01/26
End of Period:	08/31/26
Number of days in Interest Period (Actual/360):	32
Number of days in Collection Period:	31
Report Due Date:	09/17/26
Distribution Date:	09/21/26
Transaction Month:	13

2025-3				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	33,089	07/02/2025	08/13/2025	$1,105,522,523

Total	33,089			$1,105,522,523

RECONCILIATION OF 2025-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$818,496,201

{2}	Reduction in Agg. Securitization Value due to payments	{2}	8,136,601
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	1,231,294
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	21,347,290
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	30,715,185

{7}	End of period Aggregate Securitization Value		{7}	$787,781,016

{8}	Pool Factor		{8}	71.258703%

RECONCILIATION OF 2025-3 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,050,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$762,973,678

{11}	Exchange Note Principal Payment Amount	{11}	30,715,185

{12}	End of period Exchange Note Balance	{12}	$732,258,493

{13}	Note Pool Factor	{13}	69.738904%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$134,310,000	$215,600,000	$135,000,000	$350,500,000	$65,000,000

{15}	Beginning of period Note Balance	{15}	$0	$114,914,138	$71,954,585	$350,500,000	$65,000,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	18,888,174	11,827,011	0	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$96,025,964	$60,127,574	$350,500,000	$65,000,000

{21}	Note Pool Factor	{21}	0.000000%	44.538944%	44.538944%	100.0000000%	100.000000%

			Class B	Class C	TOTAL
{22}	Original Note Balance	{22}	$49,190,000	$45,330,000	$994,930,000

{23}	Beginning of period Note Balance	{23}	$49,190,000	$45,330,000	$696,888,723

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	30,715,185
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0

{28}	End of period Note Balance	{28}	$49,190,000	$45,330,000	$666,173,538

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	66.956825%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:

{30}	Beginning of period Designated Pool Balance		{30}	$818,496,201

{31}	Ending Designated Pool Balance	{31}	787,781,016
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	787,781,016

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$30,715,185

Interest calculation:

	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$762,973,678	$0	4.610%	30	30/360	$2,931,091

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:

{36}	2025-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$14,086,406
{37}	Net Liquidation Proceeds collected during period	{37}	24,243,372
{38}	Investment Earnings	{38}	116,863
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(116,863)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	38,329,778

Distributions:

{42}	To the Servicer, Designated Pool Servicing Fee	{42}	682,080
{43}	To the 2025-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	2,931,091
{44}	To the 2025-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	30,715,185
{45}	To the 2025-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xiv)	{45}	0
{46}	To the 2025-3 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	4,001,422

{47}	Total Distributions:		{47}	$38,329,778

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:

{48}	Beginning Agg. Securitization Value	{48}	$818,496,201
{49}	Ending Agg. Securitization Value	{49}	787,781,016
{50}	Principal Distributable Amount {48} - {49}		{50}	30,715,185

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	30,715,185

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (a) (i) through (x) to the Required Pro Forma Note Balance			{53}	30,715,185

{54}	Noteholders’ Principal Distributable Amount Lesser of {52} and {53}				{54}	$30,715,185

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	4.35900%	32	Actual/360	$0
{56}	Class A-2A	$114,914,138	0	4.19%	30	30/360	401,242
{57}	Class A-2B	$71,954,585	0	3.98884%	32	Actual/360	255,125
{58}	Class A-3	$350,500,000	0	4.17%	30	30/360	1,217,988
{59}	Class A-4	$65,000,000	0	4.20%	30	30/360	227,500
{60}	Class B	$49,190,000	0	4.41%	30	30/360	180,774
{61}	Class C	$45,330,000	0	4.60%	30	30/360	173,765

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:

{62}	2025-3 Exchange Note Collections	{62}	$37,647,698
{63}	Investment Earnings	{63}	0
{64}	Investment Earnings - transferred from Exchange Note Collection Account	{64}	116,863
{65}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{65}	8,271
{66}	Optional Purchase Price	{66}	0
{67}	Indenture Section 5.4 disposition of Collateral	{67}	0
{68}	Available Funds:		{68}	37,772,832

{69}	Reserve Account Withdrawal Amount	{69}	0

{70}	Total Distributable Funds:		{70}	37,772,832

Distributions:

{71}	To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	250
{74}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{74}	0
{75}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{75}	0
{76}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{76}	401,242
{77}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{77}	255,125
{78}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{78}	1,217,988
{79}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{79}	227,500
{80}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{80}	0
{81}	Class B Noteholders’ Interest Distributable Amount	{81}	180,774
{82}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{82}	0
{83}	Class C Noteholders’ Interest Distributable Amount	{83}	173,765
{84}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{84}	0
{85}	Noteholders’ Principal Distributable Amount	{85}	30,715,185
{86}	To the Reserve Account, the Reserve Account Required Amount	{86}	0
{87}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{87}	0
{88}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{88}	0
{89}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{89}	0
{90}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{90}	0
{91}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{92}	4,600,586

{93}	Total Distributions:		{93}	$37,772,832

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{94}	Class A	$602,368,723	$787,781,016	$0	$35,670,310	$0
{95}	Class B	651,558,723	787,781,016	0	35,489,536	0
{96}	Class C	696,888,723	787,781,016	0	35,315,771	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{97}	Excess Total Available Funds			{97}	$4,600,586

{98}	Beginning Note Balance	{98}	696,888,723
{99}	Principal payments through Indenture Section 8.3 (a) (i) through (xii)	{99}	30,715,185
{100}	Pro-Forma Note Balance		{100}	666,173,538

{101}	Ending Aggregate Securitization Value	{101}	787,781,016
{102}	11.0% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full, 10.5% Thereafter ($121,607,478)	{102}	121,607,478
{103}	Required Pro Forma Note Balance {101} - {102}		{103}	666,173,538

{104}	Excess of Pro Forma Balance minus Required Pro Forma Balance {100} - {103}			{104}	0

{105}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{105}	$0

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:

{106}	Ending Aggregate Securitization Value	{106}	$787,781,016
{107}	End of Period Note Balance	{107}	732,258,493
{108}	Overcollateralization	{108}	55,522,523
{109}	Overcollateralization %		{109}	7.05%

Asset Backed Notes:

{110}	Ending Aggregate Securitization Value	{110}	787,781,016
{111}	End of Period Note Balance	{111}	666,173,538
{112}	Overcollateralization	{112}	121,607,478
{113}	Overcollateralization %		{113}	15.44%

RECONCILIATION OF 2025-3 CASH RESERVE ACCOUNT

{114}	Specified Reserve Balance		{114}	$2,763,806

{115}	Beginning of Period Reserve Account balance		{115}	$2,763,806
{116}	Investment Earnings	{116}	8,271
{117}	From the Indenture Collection Account, the Reserve Account Required Amount	{117}	0
{118}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{118}	0
{119}	Total Reserve balance available:		{119}	2,772,077

{120}	Specified Reserve Balance		{120}	2,763,806

{121}	Release Excess Cash to Indenture Collection Available Funds		{121}	8,271

{122}	End of period Reserve Account balance		{122}	$2,763,806

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{123}	Receivables with Scheduled Payment delinquent 61 days or more	{123}	$1,435,283	0.18%

{124}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10%)	{124}		Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	September 16, 2026

GM Financial

GMALT 2025-3

Supplemental Monthly Data

August 31, 2026

	Aggregate Securitization Value	Residual Value
Beginning of Period	$818,496,201	$700,835,277
Change	(30,715,185)	(21,225,662)
End of Period	$787,781,016	$679,609,615

Residual Value as % of Agg. Securitization Value		86.27%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	26,466	782,913,861	99.38%
31 - 60 days	107	3,431,872	0.44%
61 - 90 days	42	1,303,704	0.17%
91 - 120 days	4	131,579	0.02%
Total	26,619	787,781,016	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	306	8,494,519	3,372	103,280,171
Standard terminations	120	2,834,364	643	14,859,874
Total retained by lessee	426	11,328,883	4,015	118,140,045
Returned Vehicles
Early terminations	194	5,500,165	1,179	33,544,345
Standard terminations	153	4,518,242	637	17,952,585
Total returned to dealer	347	10,018,407	1,816	51,496,930
Charged off leases / Repossessed vehicles	41	1,231,294	638	19,937,207
Repurchases	0	0	1	33,892
Other	0	0	0	0
Total terminations	814	22,578,584	6,470	189,608,074

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	57	1,425,313	0.17%

Deferments	12	500,465	0.06%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,231,294	19,937,207
less: Sales proceeds	1,179,682	19,641,383
less: Excess wear and excess mileage received	470	3,574
less: Other amounts received	0	0
Net Credit (Gain) Loss	51,142	292,250

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	9,953,196	51,287,154
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	10,237,959	55,480,408
less: Excess wear and excess mileage received	48,047	213,869
less: Other recovery amounts	0	0
Residual (Gain) Loss	(332,810)	(4,407,123)

	Current Period	Prev. Month
Prepay Speed	0.7030%	0.9081%

Return Rate based on Scheduled to Terminate(2)	53.6321%	72.9792%

Return Rate based on Terminated Leases(3)	42.6290%	39.5000%

(1) Percentages may not add to 100% due to rounding.
(2) Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3) Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.